Note 6 - Fair Value Measurements and Financial Instruments - Valuation Assumptions (Details) - Fair Value, Inputs, Level 3 [Member] - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Series 2023 PIK Note Derivative Liability [Member]
Market price and estimated fair value of stock (in dollars per share)		$ 0.05	$ 0.12	$ 0.17
Exercise price (1) (in dollars per share)	[1]	$ 0.59	$ 1.28
Term (years) (Year)		5 years 211 days	6 years 211 days
Dividend yield		0.00%	0.00%
Expected volatility		115.30%	86.20%
Risk-free interest rate		2.24%	2.18%
Series A PIK Note Derivative Liability [Member]
Market price and estimated fair value of stock (in dollars per share)		$ 0.05	$ 0.12	$ 0.17
Exercise price (1) (in dollars per share)	[1]	$ 0.40	$ 0.83
Term (years) (Year)		5 years 211 days	6 years 211 days
Dividend yield		0.00%	0.00%
Expected volatility		115.30%	86.20%
Risk-free interest rate		2.24%	2.18%

[1]	Exercise price is reflective of amended Series A Notes issued in December 2017 as discussed in Note 8.